N-2	Aug. 31, 2022 USD ($)
Cover [Abstract]
Entity Central Index Key	0001843499
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	424B3
Entity Registrant Name	AFA MULTI-MANAGER CREDIT FUND
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
TRANSACTION EXPENSES:	Institutional Class Shares	Founder Class Shares
Maximum sales load on purchases (1)	None	None

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

ANNUAL EXPENSES (effective May 1, 2023)

(as a percentage of Net Assets attributable to shares)(2)
Management Fee(3)	1.10%	1.10%
Fees and Interest Payments on Borrowed Funds(5)	0.25%	0.25%
Shareholder Service Fee (4)	0.20%	None
Other Expenses(5)	0.37%	0.37%
Acquired Fund Fees and Expenses(6)	1.94%	1.94%
Total Annual Expenses	3.86%	3.66%
Less: Fee Waiver and Expense Reimbursements	(0.22)%	(0.22)%
Net Annual Expenses(7)	3.64%	3.44%

(1)	Neither Institutional Class Shares nor Founder Class Shares are subject to a sales charge.

(2)	This table summarizes the expenses of the Fund and is designed to help investors understand the costs and expenses they will bear, directly or indirectly, by investing in the Fund.

(3)	The Fund pays a Management Fee at an annualized rate of 1.10% of the first $500 million of the Fund’s average daily net assets; plus 1.05% of the next $500 million of the Fund’s average daily net assets; plus 1.00% of the Fund’s average daily net assets over $1 billion, payable monthly in arrears, accrued daily based upon the Fund’s average daily net assets.

(4)	The Fund’s Institutional Class Shares may pay a Shareholder Service Fee of up to 0.20% on an annualized basis of the aggregate net assets of the Fund attributable to Institutional Class Shares to the Fund’s Distributor or other qualified recipients. The Fund’s Founder Class Shares are not subject to a Shareholder Service Fee. See “SHAREHOLDER SERVICE PLAN.”

(5)	Represents estimated amounts for the current fiscal year.
(6)	In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the Underlying Funds. The fees and expenses indicated are based on the prior fiscal period. In the future, these fees and expenses may be substantially higher or lower than reflected, because certain fees are based on the performance of the Underlying Managers (Underlying Funds), which fluctuate over time. In addition, the Fund’s portfolio changes from time to time, which will result in different Acquired Fund Fees and Expenses.

(7)	The Investment Manager has entered into an Expense Limitation and Reimbursement Agreement with the Fund, whereby the Investment Manager has agreed to reimburse expenses of the Fund (“Reimbursement”) so that certain of the Fund’s expenses (“Specified Expenses”) will not exceed 0.15% on an annualized basis for each of the Institutional Class Shares and the Founder Class Shares (the “Expense Limit”). Specified Expenses for this purpose include all Fund expenses other than the management fee, shareholder service fees, fees and interest on borrowed funds, distribution fees, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses. The Expense Limit will be in effect through August 31, 2024 and may not be increased and the Expense Limitation and Reimbursement Agreement may not be terminated before such time by the Fund or the Investment Manager. For a period not to exceed three years from the date on which a Reimbursement is made, the Investment Manager may recoup amounts reimbursed, provided such recoupment will not cause the Fund’s expenses to exceed the lesser of the expense limit in effect at the time of the waiver or the expense limit in effect at the time of recapture.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5% annual return:
Institutional Class Shares	$ 37	$ 116	$ 197	$ 407
Founder Class Shares	$ 35	$ 110	$ 187	$ 390

Acquired Fund Fees and Expenses, Note [Text Block]	The fees and expenses indicated are based on the prior fiscal period. In the future, these fees and expenses may be substantially higher or lower than reflected, because certain fees are based on the performance of the Underlying Managers (Underlying Funds), which fluctuate over time. In addition, the Fund’s portfolio changes from time to time, which will result in different Acquired Fund Fees and Expenses.
Institutional Class Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.10%	[2]
Interest Expenses on Borrowings [Percent]	0.25%	[3]
Distribution/Servicing Fees [Percent]	0.20%	[4]
Acquired Fund Fees and Expenses [Percent]	1.94%	[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.37%	[3]
Total Annual Expenses [Percent]	3.86%
Waivers and Reimbursements of Fees [Percent]	(0.22%)
Net Expense over Assets [Percent]	3.64%	[6]
Expense Example, Year 01	$ 37
Expense Example, Years 1 to 3	116
Expense Example, Years 1 to 5	197
Expense Example, Years 1 to 10	$ 407
Founder Class Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Management Fees [Percent]	1.10%	[2]
Interest Expenses on Borrowings [Percent]	0.25%	[3]
Distribution/Servicing Fees [Percent]	0.00%	[4]
Acquired Fund Fees and Expenses [Percent]	1.94%	[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.37%	[3]
Total Annual Expenses [Percent]	3.66%
Waivers and Reimbursements of Fees [Percent]	(0.22%)
Net Expense over Assets [Percent]	3.44%	[6]
Expense Example, Year 01	$ 35
Expense Example, Years 1 to 3	110
Expense Example, Years 1 to 5	187
Expense Example, Years 1 to 10	$ 390

[1]	Neither Institutional Class Shares nor Founder Class Shares are subject to a sales charge.
[2]	The Fund pays a Management Fee at an annualized rate of 1.10% of the first $500 million of the Fund’s average daily net assets; plus 1.05% of the next $500 million of the Fund’s average daily net assets; plus 1.00% of the Fund’s average daily net assets over $1 billion, payable monthly in arrears, accrued daily based upon the Fund’s average daily net assets.
[3]	Represents estimated amounts for the current fiscal year.
[4]	The Fund’s Institutional Class Shares may pay a Shareholder Service Fee of up to 0.20% on an annualized basis of the aggregate net assets of the Fund attributable to Institutional Class Shares to the Fund’s Distributor or other qualified recipients. The Fund’s Founder Class Shares are not subject to a Shareholder Service Fee. See “SHAREHOLDER SERVICE PLAN.”
[5]	In addition to the Fund’s direct expenses, the Fund indirectly bears a pro-rata share of the expenses of the Underlying Funds. The fees and expenses indicated are based on the prior fiscal period. In the future, these fees and expenses may be substantially higher or lower than reflected, because certain fees are based on the performance of the Underlying Managers (Underlying Funds), which fluctuate over time. In addition, the Fund’s portfolio changes from time to time, which will result in different Acquired Fund Fees and Expenses.
[6]	The Investment Manager has entered into an Expense Limitation and Reimbursement Agreement with the Fund, whereby the Investment Manager has agreed to reimburse expenses of the Fund (“Reimbursement”) so that certain of the Fund’s expenses (“Specified Expenses”) will not exceed 0.15% on an annualized basis for each of the Institutional Class Shares and the Founder Class Shares (the “Expense Limit”). Specified Expenses for this purpose include all Fund expenses other than the management fee, shareholder service fees, fees and interest on borrowed funds, distribution fees, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses. The Expense Limit will be in effect through August 31, 2024 and may not be increased and the Expense Limitation and Reimbursement Agreement may not be terminated before such time by the Fund or the Investment Manager. For a period not to exceed three years from the date on which a Reimbursement is made, the Investment Manager may recoup amounts reimbursed, provided such recoupment will not cause the Fund’s expenses to exceed the lesser of the expense limit in effect at the time of the waiver or the expense limit in effect at the time of recapture.